ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2017
ACCRUED EXPENSES
ACCRUED EXPENSES

14. ACCRUED EXPENSES

The breakdown of accrued expenses is as follows:

	2016	2017
Operation, maintenance and telecommunication services	6,165	7,093
General, administrative and marketing expenses	1,914	2,684
Salaries and benefits	2,993	2,664
Interest and bank charges	211	189
Total	11,283	12,630

Refer to Note 31 for details of related party transactions.